CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common shares	Treasury stock	Additional paid-in capital	Accumulated deficit	AOCI attributable to parent	Parent	Noncontrolling interest	Total
Balance at Dec. 31, 2019	$ 530,208,240	$ 0	$ 9,712,935	$ (442,345,657)	$ (2,858,746)	$ 94,716,772	$ 42,830,403	$ 137,547,175
Balance (in shares) at Dec. 31, 2019	481,027,002	0
Increase (Decrease) in Stockholders' Equity
Net income/(loss)	$ 0	$ 0	0	2,778,655	0	2,778,655	(622,668)	2,155,987
Issuance of common shares	$ 41,495,212	0	0	0	0	41,495,212	0	41,495,212
Issuance of common shares (in shares)	99,285,640
Other comprehensive income/(loss), net of tax	$ 0	0	0	0	(706,355)	(706,355)	1,914,837	1,208,482
Share-based compensation	0	0	369,187	0	0	369,187	0	369,187
Share exercised by employee	$ 2,796,418	0	(2,312,380)	0	0	484,038	0	$ 484,038
Share exercised by employee (in shares)	1,945,980							1,945,980
Balance at Dec. 31, 2020	$ 574,499,870	0	7,769,742	(439,567,002)	(3,565,101)	139,137,509	44,122,572	$ 183,260,081
Balance (in shares) at Dec. 31, 2020	582,258,622
Increase (Decrease) in Stockholders' Equity
Net income/(loss)	$ 0	0	0	6,861,874	0	6,861,874	(247,414)	6,614,460
Issuance of common shares	$ 272,729,028	0	0	0	0	272,729,028	0	$ 272,729,028
Issuance of common shares (in shares)	130,127,050							130,127,050
Shares repurchase	$ 0	$ (18,446,119)	0	0	0	(18,446,119)	0	$ (18,446,119)
Shares repurchase (in shares)		(30,904,110)						(30,904,110)
Other comprehensive income/(loss), net of tax	0	$ 0	0	0	(1,053,222)	(1,053,222)	531,758	$ (521,464)
Share-based compensation	0	0	2,627,032	0	0	2,627,032	0	2,627,032
Share exercised by employee	$ 150,070	0	(118,844)	0	0	31,226	0	$ 31,226
Share exercised by employee (in shares)	4,930,950							120,680
Contribution from non-controlling interest holders	$ 0	0	2,118,240	0	0	2,118,240	0	$ 2,118,240
Balance at Dec. 31, 2021	$ 847,378,968	$ (18,446,119)	12,396,170	(432,705,128)	(4,618,323)	404,005,568	44,406,916	448,412,484
Balance (in shares) at Dec. 31, 2021	717,316,622	(30,904,110)
Increase (Decrease) in Stockholders' Equity
Cumulative-effect adjustment for the adoption of Accounting Standards Codification ("ASC") Topic 606								(432,705,128)
Net income/(loss)	$ 0	$ 0	0	(4,671,701)	0	(4,671,701)	123,545	(4,548,156)
Issuance of common shares	0	0	0	0	0	0	0	0
Shares repurchase	0	$ (1,553,878)	0	0	0	(1,553,878)	0	$ (1,553,878)
Shares repurchase (in shares)		(2,567,640)						(2,567,640)
repurchase and retirement of common shares	$ (42,000,000)	$ 0	(123,829)	0	0	(42,123,829)	0	$ (42,123,829)
repurchase and retirement of common shares (in shares)	(70,000,000)
Other comprehensive income/(loss), net of tax	$ 0	0	0	0	(10,495,536)	(10,495,536)	(3,179,505)	(13,675,041)
Share-based compensation	0	0	1,739,337	0	0	1,739,337	0	1,739,337
Stock units issued to employees for prior year performance compensations	$ 0	0	0	0	0	0	0	0
Stock units issued to employees for prior year performance compensations (in shares)	2,405,140
Share exercised by employee	$ 904,252	0	(511,226)	0	0	393,026	0	$ 393,026
Share exercised by employee (in shares)	1,400,000							1,400,000
Balance at Dec. 31, 2022	$ 806,283,220	$ (19,999,997)	$ 13,500,452	$ (437,376,829)	$ (15,113,859)	$ 347,292,987	$ 41,350,956	$ 388,643,943
Balance (in shares) at Dec. 31, 2022	651,121,762	(33,471,750)
Increase (Decrease) in Stockholders' Equity
Cumulative-effect adjustment for the adoption of Accounting Standards Codification ("ASC") Topic 606								$ (437,376,829)